Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
REVENUE	$ 31,126	$ 3,766
Gross profit before fair value adjustments	13,746	1,148
Realized fair value included in inventory sold	(511)	(209)
Unrealized fair value gain on biological assets	782	418
Gross profit	14,017	1,357
OPERATING EXPENSES
Selling and marketing expenses	13,493	3,152
General and administrative expenses	24,892	8,798
Depreciation and amortization	4,136	385
Equity based compensation	5,913	1,188
Total operating expenses	48,434	13,523
Loss from operations	(34,417)	(12,166)
Other Income (Expense)
Other income	2,500	3,800
Change in fair value of derivative liabilities	5,317
Interest income	85	1
Interest expense	(6,470)	(1,545)
Accretion	337
Write-off of accounts receivable and other	(529)	(38)
Impairment of goodwill	(146,295)
Foreign exchange loss	(57)
Total Other Income (Expense)	(145,112)	2,218
Net Loss Before Income Taxes	(179,529)	(9,948)
Income Tax Expense	(1,377)	(105)
Net Loss After Income Tax Expense	(180,906)	(10,053)
Net Loss Attributable to Non-Controlling Interest	(303)	(1,305)
Net Loss Attributable to Shareholders	$ (180,603)	$ (8,748)
Basic and Diluted Loss Per Share	$ (0.43)	$ (0.03)
Weighted Average Number of Shares Outstanding, Basic and Diluted	420,306,991	340,370,271
Grown and manufactured products [member]
Statement [line items]
Cost of goods sold	$ (5,615)	$ (871)
Purchased products [member]
Statement [line items]
Cost of goods sold	$ (11,765)	$ (1,747)